TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising Agencies -- 1.9%
----------------------------------------------------------------------
Omnicom Group, Inc.                             5,600      $   322,728
----------------------------------------------------------------------
                                                           $   322,728
----------------------------------------------------------------------
Airlines -- 1.3%
----------------------------------------------------------------------
SkyWest, Inc.                                  14,400      $   218,462
----------------------------------------------------------------------
                                                           $   218,462
----------------------------------------------------------------------
Banks - Regional -- 3.2%
----------------------------------------------------------------------
Comerica, Inc.                                  2,600      $   113,516
Commerce Bancshares, Inc.                       3,100          128,929
SouthTrust Corp.                                6,300          161,406
Southwest Bancorporation of Texas,
Inc.(1)                                         5,400          152,550
----------------------------------------------------------------------
                                                           $   556,401
----------------------------------------------------------------------
Basic Materials -- 1.2%
----------------------------------------------------------------------
Vulcan Materials Co.                            6,300      $   211,428
----------------------------------------------------------------------
                                                           $   211,428
----------------------------------------------------------------------
Broadcasting and Radio -- 2.3%
----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                     17,000      $   403,580
----------------------------------------------------------------------
                                                           $   403,580
----------------------------------------------------------------------
Business Services - Miscellaneous -- 8.0%
----------------------------------------------------------------------
ChoicePoint, Inc.(1)                           11,166      $   422,745
Fair, Isaac and Co., Inc.                       3,400          130,798
Fiserv, Inc.(1)                                 6,300          196,812
Plexus Corp.(1)                                15,800          169,534
SEI Investments Co.                             8,400          224,196
The Reynolds and Reynolds Co. Class A           9,500          224,865
----------------------------------------------------------------------
                                                           $ 1,368,950
----------------------------------------------------------------------
Chemicals - Specialty -- 0.9%
----------------------------------------------------------------------
Engelhard Corp.                                 6,700      $   148,405
----------------------------------------------------------------------
                                                           $   148,405
----------------------------------------------------------------------
Computer Services -- 1.2%
----------------------------------------------------------------------
SunGard Data Systems, Inc.(1)                   9,700      $   215,049
----------------------------------------------------------------------
                                                           $   215,049
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 0.7%
----------------------------------------------------------------------
National Instruments Corp.(1)                   4,000      $   114,760
----------------------------------------------------------------------
                                                           $   114,760
----------------------------------------------------------------------
Computers - Integrated Systems -- 2.9%
----------------------------------------------------------------------
Adobe Systems, Inc.                            11,500      $   271,860
Jack Henry & Associates, Inc. Class A          21,900          225,110
----------------------------------------------------------------------
                                                           $   496,970
----------------------------------------------------------------------
Cosmetics & Toiletries -- 2.4%
----------------------------------------------------------------------
Alberto-Culver Co. Class A                      8,400      $   404,460
----------------------------------------------------------------------
                                                           $   404,460
----------------------------------------------------------------------
Distribution -- 1.6%
----------------------------------------------------------------------
Tech Data Corp.(1)                              8,800      $   281,160
----------------------------------------------------------------------
                                                           $   281,160
----------------------------------------------------------------------
Electronics - Equipment / Instruments -- 1.1%
----------------------------------------------------------------------
Amphenol Corp. Class A(1)                       5,100      $   196,350
----------------------------------------------------------------------
                                                           $   196,350
----------------------------------------------------------------------
Electronics - Semiconductors -- 4.3%
----------------------------------------------------------------------
Microchip Technology, Inc.(1)                  19,250      $   469,700
QLogic Corp.(1)                                 7,700          268,037
----------------------------------------------------------------------
                                                           $   737,737
----------------------------------------------------------------------
Engineering and Construction -- 2.8%
----------------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)              15,900      $   481,611
----------------------------------------------------------------------
                                                           $   481,611
----------------------------------------------------------------------
Finance - Investment Management -- 6.9%
----------------------------------------------------------------------
Affiliated Managers Group, Inc.(1)              6,600      $   342,672
Allied Capital Corp.                            8,900          187,345
Ambac Financial Group, Inc.                     6,100          376,980
Legg Mason, Inc.                                5,800          269,468
----------------------------------------------------------------------
                                                           $ 1,176,465
----------------------------------------------------------------------
Food - Wholesale / Distribution -- 2.7%
----------------------------------------------------------------------
Performance Food Group Co.(1)                  12,600      $   468,594
----------------------------------------------------------------------
                                                           $   468,594
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Gas Distribution -- 1.3%
----------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.                  6,300      $   225,288
----------------------------------------------------------------------
                                                           $   225,288
----------------------------------------------------------------------
Health Care Equipment and Supplies -- 1.6%
----------------------------------------------------------------------
DENTSPLY International, Inc.                    7,300      $   269,516
----------------------------------------------------------------------
                                                           $   269,516
----------------------------------------------------------------------
Healthcare Services -- 3.0%
----------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)              6,900      $   518,949
----------------------------------------------------------------------
                                                           $   518,949
----------------------------------------------------------------------
Industrial Gases -- 0.7%
----------------------------------------------------------------------
Praxair, Inc.                                   2,200      $   119,900
----------------------------------------------------------------------
                                                           $   119,900
----------------------------------------------------------------------
Insurance -- 4.0%
----------------------------------------------------------------------
Ace Ltd.                                       14,700      $   452,025
Torchmark Corp.                                 6,400          229,120
----------------------------------------------------------------------
                                                           $   681,145
----------------------------------------------------------------------
Insurance Brokers -- 2.0%
----------------------------------------------------------------------
Arthur J. Gallagher & Co., Inc.                12,500      $   335,250
----------------------------------------------------------------------
                                                           $   335,250
----------------------------------------------------------------------
Manufacturing -- 6.5%
----------------------------------------------------------------------
Danaher Corp.                                   6,000      $   347,100
Dover Corp.                                     8,100          203,148
Harsco Corp.                                    7,000          179,550
Nucor Corp.                                     6,000          252,840
Teleflex, Inc.                                  3,000          126,180
----------------------------------------------------------------------
                                                           $ 1,108,818
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 1.3%
----------------------------------------------------------------------
Cambrex Corp.                                   7,900      $   219,936
----------------------------------------------------------------------
                                                           $   219,936
----------------------------------------------------------------------
Medical - Hospitals -- 3.6%
----------------------------------------------------------------------
Health Management Associates, Inc.
Class A(1)                                     16,800      $   321,216
Universal Health Services, Inc.,
Class B(1)                                      6,300      $   305,424
----------------------------------------------------------------------
                                                           $   626,640
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Medical Products -- 4.2%
----------------------------------------------------------------------
Invacare Corp.                                  8,700      $   274,920
Patterson Dental Co.(1)                         5,500          283,305
Renal Care Group, Inc.(1)                       5,200          164,580
----------------------------------------------------------------------
                                                           $   722,805
----------------------------------------------------------------------
Multi-Utilities -- 1.1%
----------------------------------------------------------------------
Questar Corp.                                   7,100      $   183,180
----------------------------------------------------------------------
                                                           $   183,180
----------------------------------------------------------------------
Office Electronics/Technology -- 1.1%
----------------------------------------------------------------------
Zebra Technologies Corp. Class A(1)             3,000      $   184,560
----------------------------------------------------------------------
                                                           $   184,560
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.6%
----------------------------------------------------------------------
Apache Corp.                                    7,700      $   416,262
EOG Resources, Inc.                            11,200          414,736
Ocean Energy, Inc.                             25,100          467,613
----------------------------------------------------------------------
                                                           $ 1,298,611
----------------------------------------------------------------------
Pharmaceutical -- 0.9%
----------------------------------------------------------------------
Allergan, Inc.                                  2,700      $   147,015
----------------------------------------------------------------------
                                                           $   147,015
----------------------------------------------------------------------
Publishing -- 1.5%
----------------------------------------------------------------------
The New York Times Co. Class A                  5,200      $   251,732
----------------------------------------------------------------------
                                                           $   251,732
----------------------------------------------------------------------
Retail - Discount -- 1.8%
----------------------------------------------------------------------
Family Dollar Stores, Inc.                     10,300      $   317,137
----------------------------------------------------------------------
                                                           $   317,137
----------------------------------------------------------------------
Retail - Restaurants -- 4.7%
----------------------------------------------------------------------
Brinker International, Inc.(1)                 15,300      $   434,367
Outback Steakhouse, Inc.(1)                     5,600          190,680
Sonic Corp.(1)                                  8,000          186,160
----------------------------------------------------------------------
                                                           $   811,207
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.9%
----------------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)                    7,200      $   255,312

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Retail - Specialty and Apparel (continued)
----------------------------------------------------------------------
Tiffany & Co.                                   9,300          243,474
----------------------------------------------------------------------
                                                           $   498,786
----------------------------------------------------------------------
Retail - Wholesale Discount -- 0.5%
----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                    4,400      $    88,968
----------------------------------------------------------------------
                                                           $    88,968
----------------------------------------------------------------------
Telecommunications -- 2.0%
----------------------------------------------------------------------
CenturyTel, Inc.                                9,500      $   269,135
Polycom, Inc.(1)                                7,400           72,890
----------------------------------------------------------------------
                                                           $   342,025
----------------------------------------------------------------------
Transportation -- 1.5%
----------------------------------------------------------------------
Expeditors International of Washington,
Inc.                                            8,200      $   258,382
----------------------------------------------------------------------
                                                           $   258,382
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $18,402,083)                           $17,012,960
----------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Investment Services -- 0.0%
----------------------------------------------------------------------
Allied Capital Corp.(1)(2)                      8,900      $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Rights
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Investments -- 99.2%
   (identified cost $18,402,083)                           $17,012,960
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                     $   136,052
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $17,149,012
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $18,402,083)                           $17,012,960
Cash                                          535,550
Interest and dividends receivable               5,232
Prepaid expenses                                   34
-----------------------------------------------------
TOTAL ASSETS                              $17,553,776
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   380,990
Payable to affiliate for Trustees' fees            52
Accrued expenses                               23,722
-----------------------------------------------------
TOTAL LIABILITIES                         $   404,764
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,149,012
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $18,538,135
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,389,123)
-----------------------------------------------------
TOTAL                                     $17,149,012
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    49,846
Interest                                        3,487
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    53,333
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    49,008
Trustees' fees and expenses                        52
Custodian fee                                  27,623
Legal and accounting services                  22,704
Miscellaneous                                   3,762
-----------------------------------------------------
TOTAL EXPENSES                            $   103,149
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (49,816)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (577,498)
-----------------------------------------------------
NET REALIZED LOSS                         $  (577,498)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,389,123)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,389,123)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,966,621)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,016,437)
-----------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002(1)
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $                        (49,816)
   Net realized loss                                              (577,498)
   Net change in unrealized appreciation
      (depreciation)                                            (1,389,123)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $                     (2,016,437)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $                     19,978,729
   Withdrawals                                                    (913,290)
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $                     19,065,439
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $                     17,049,002
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of period                    $                        100,010
--------------------------------------------------------------------------
AT END OF PERIOD                          $                     17,149,012
--------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.68%(2)
   Net investment loss                      (0.81)%(2)
Portfolio Turnover                             13%
---------------------------------------------------------
TOTAL RETURN                               (14.72)%(3)
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $17,149
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and ask prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 1, 2002, to October 31, 2002, the advisory fee amounted to $49,008. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $20,228,429 and $1,248,849, respectively, for the period from the start of business, March 1, 2002, to October 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,408,472
    -----------------------------------------------------
    Gross unrealized appreciation             $   237,646
    Gross unrealized depreciation              (1,633,158)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,395,512)
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 1, 2002, to October 31, 2002.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED MID CAP CORE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Mid-Cap Core Portfolio (the Portfolio) as of October 31, 2002, and the related statements of operations and changes in net assets and the supplementary data for the period from the start of business, March 1, 2002, to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Mid-Cap Core Portfolio at October 31, 2002, the results of its operations, the changes in its net assets, and the supplementary data for the period from the start of business, March 1, 2002, to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Mid-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz        Trustee       Trustee of the   President and Chief              185                    None
11/28/59                                    Trust since     Executive Officer of
                                            1998; of the    National Financial
                                          Portfolio since   Partners (financial
                                                2001        services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co. (July 1997
                                                            to April 1999).
                                                            Ms. Bibliowicz is an
                                                            interested person
                                                            because of her
                                                            affiliation with a
                                                            brokerage firm.

James B. Hawkes            Trustee of      Trustee of the   Chairman, President and          190              Director of EVC
11/9/41                    the Trust;       Trust since     Chief Executive Officer
                          President and   1991; President   of BMR, EVM and their
                            Trustee of     and Trustee of   corporate parent and
                          the Portfolio    the Portfolio    trustee, Eaton Vance
                                             since 2001     Corp. (EVC) and Eaton
                                                            Vance, Inc. (EV),
                                                            respectively; Director
                                                            of EV; Vice President
                                                            and Director of EVD.
                                                            Trustee and/or officer
                                                            of 190 investment
                                                            companies in the Eaton
                                                            Vance Fund Complex.
                                                            Mr. Hawkes is an
                                                            interested person
                                                            because of his
                                                            positions with BMR, EVM
                                                            and EVC, which are
                                                            affiliates of the Trust
                                                            and the Portfolio.

NONINTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight             Trustee       Trustee of the   President of Dwight              190           Trustee/Director of the
3/26/31                                     Trust since     Partners, Inc.                                  Royce Funds (mutual
                                            1986; of the    (corporate relations                           funds) consisting of 17
                                          Portfolio since   and communications                                   portfolios
                                                2001        company).

Samuel L. Hayes, III         Trustee       Trustee of the   Jacob H. Schiff                  190           Director of Tiffany &
2/23/35                                     Trust since     Professor of Investment                        Co. (specialty retailer)
                                            1986; of the    Banking Emeritus,                              and Director of Telect,
                                          Portfolio since   Harvard University                             Inc. (telecommunication
                                                2001        Graduate School of                               services company)
                                                            Business
                                                            Administration.

Norton H. Reamer             Trustee       Trustee of the   President, Unicorn               190                    None
9/21/35                                     Trust since     Corporation (an
                                            1984; of the    investment and
                                          Portfolio since   financial advisory
                                                2001        services company)
                                                            (since September 2000).
                                                            Chairman, Hellman,
                                                            Jordan Management
                                                            Co., Inc. (an
                                                            investment management
                                                            company) (since
                                                            November 2000).
                                                            Advisory Director,
                                                            Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (since
                                                            June 2002). Formerly,
                                                            Chairman of the Board,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Lynn A. Stout                Trustee       Trustee of the   Professor of Law,                185                    None
9/14/57                                     Trust since     University of
                                            1998; of the    California at Los
                                          Portfolio since   Angeles School of Law
                                                2001        (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

Jack L. Treynor              Trustee       Trustee of the   Investment Adviser and           170                    None
2/21/30                                     Trust since     Consultant.
                                            1984; of the
                                          Portfolio since
                                                2001

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)         TERM OF
                             WITH THE         OFFICE AND
        NAME AND            TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH        THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
William H. Ahern, Jr.     Vice President      Since 1995      Vice President of EVM
7/28/59                   of the Trust                        and BMR. Officer of 34
                                                              investment companies
                                                              managed by EVM or BMR.

Thomas E. Faust Jr.        President of    President of the   Executive Vice
5/31/58                     the Trust;    Trust since 2002;   President and Chief
                          Vice President  Vice President of   Investment Officer of
                                of          the Portfolio     EVM and BMR and
                          the Portfolio       since 2001      Director of EVC.
                                                              Officer of 50
                                                              investment companies
                                                              managed by EVM or BMR.

Thomas J. Fetter          Vice President      Since 1997      Vice President of EVM
8/20/43                   of the Trust                        and BMR. Officer of 126
                                                              investment companies
                                                              managed by EVM or BMR.

William R. Hackney, III   Vice President      Since 2001      Managing Partner and
4/12/48                   of the Portfolio                    member of the Executive
                                                              Committee of Atlanta
                                                              Capital. Officer of 3
                                                              investment companies
                                                              managed by EVM or BMR.

Michael R. Mach           Vice President      Since 1999      Vice President of EVM
7/15/47                   of the Trust                        and BMR since
                                                              December 15, 1999.
                                                              Previously, Managing
                                                              Director and Senior
                                                              Analyst for Robertson
                                                              Stephens (1998-1999);
                                                              Managing Director and
                                                              Senior Analyst for
                                                              Piper Jaffray
                                                              (1996-1998). Officer of
                                                              23 investment companies
                                                              managed by EVM or BMR.

Robert B. MacIntosh       Vice President      Since 1998      Vice President of EVM
1/22/57                   of the Trust                        and BMR. Officer of 125
                                                              investment companies
                                                              managed by EVM or BMR.

Paul J. Marshall          Vice President      Since 2001      Vice President of
5/2/65                    of the Portfolio                    Atlanta Capital since
                                                              2000. Portfolio manager
                                                              for Bank of America
                                                              Capital Management
                                                              (1995 to 2000). Officer
                                                              of 2 investment
                                                              companies managed by
                                                              EVM or BMR.

Charles B. Reed           Vice President      Since 2001      Vice President of
10/9/65                   of the Portfolio                    Atlanta Capital since
                                                              1998. Portfolio manager
                                                              with the Florida State
                                                              Board of Administration
                                                              (1995 to 1998). Officer
                                                              of 2 investment
                                                              companies managed by
                                                              EVM or BMR.

Duncan W. Richardson      Vice President      Since 2001      Senior Vice President
10/26/57                  of the Trust                        and Chief Equity
                                                              Investment Officer of
                                                              EVM and BMR. Officer of
                                                              40 companies managed by
                                                              EVM or BMR.

Walter A. Row, III        Vice President      Since 2001      Director of Equity
7/20/57                   of the Trust                        Research and a Vice
                                                              President of EVM and
                                                              BMR. Officer of 21
                                                              investment companies
                                                              managed by EVM or BMR.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)         TERM OF
                             WITH THE         OFFICE AND
        NAME AND            TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH        THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
Susan M. Schiff           Vice President      Since 2002      Vice President of EVM
3/13/61                   of the Trust                        and BMR. Officer of 24
                                                              investment companies
                                                              managed by EVM or BMR.

Edward E. Smiley, Jr.     Vice President      Since 1999      Vice President of EVM
10/5/44                   of the Trust                        and BMR. Officer of 36
                                                              investment companies
                                                              managed by EVM or BMR.

Alan R. Dynner              Secretary      Secretary of the   Vice President,
10/10/40                                  Trust since 1997;   Secretary and Chief
                                           of the Portfolio   Legal Officer of BMR,
                                             since 2001       EVM, EVD and EVC.
                                                              Officer of 190
                                                              investment companies
                                                              managed by EVM or BMR.

Michelle A. Alexander      Treasurer of     Since 2002(2)     Vice President of EVM
8/25/69                   the Portfolio                       and BMR. Officer of 84
                                                              investment companies
                                                              managed by EVM or BMR.

James L. O'Connor          Treasurer of       Since 1989      Vice President of BMR,
4/1/45                      the Trust                         EVM and EVD. Officer of
                                                              112 investment
                                                              companies managed by
                                                              EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Alexander served as Assistant Treasurer since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.